Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2017
Certain risks and concentration [Abstract]
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements
	December 31,
	2016	2017
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	1,397,738	1,343,731
Short-term deposits	1,235,000	3,400,000
Restricted short-term deposits	-	1,000,000
Short-term investments	-	124,550
Accounts receivable, net	165,971	149,958
Inventory	2,266	315
Amounts due from related parties	135,245	9,309
Prepayments and other current assets	207,245	190,456
Total current assets	3,143,465	6,218,319

Non-current assets
Deferred tax assets	93,744	113,017
Investments	496,870	582,775
Property and equipment, net	261,915	359,912
Intangible assets, net	27,241	15,504
Land use right, net	1,872,394	1,832,739
Goodwill	2,527	-
Amounts due from related parties	-	20,000
Other non-current assets	85,583	133,812
Total non-current assets	2,840,274	3,057,759

Total assets	5,983,739	9,276,078

Liabilities
Current liabilities
Accounts payable	117,917	67,817
Deferred revenue	429,883	757,244
Advances from customers	56,108	80,406
Income taxes payable	112,779	142,204
Accrued liabilities and other current liabilities	988,911	1,404,877
Amounts due to related parties	91,245	30,502
Total current liabilities	1,796,843	2,483,050

Non-current liabilities
Deferred revenue	19,125	52,185
Deferred tax liabilities	4,777	8,404
Total non-current liabilities	23,902	60,589

Total liabilities	1,820,745	2,543,639

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Net revenues	5,821,305	8,164,100	11,577,104
Net income	1,267,111	1,874,435	2,766,279

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Net cash provided by operating activities	2,164,953	2,538,836	3,974,085
Net cash used in investing activities	(2,251,207)	(1,313,002)	(3,571,668)
Net cash provided by financing activities	704,298	8,508	66,875
	618,044	1,234,342	469,292

Summary of the percentage of accounts receivable from collection agencies, sub-licensed platforms and advertising customers with over 10% of total accounts receivable
	December 31,
	2016	2017

Payment platforms
B1	19%	26%
B2	17%	18%
B3	*	19%

*	Less than 10%